Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Components of Property, Plant and Equipment
Property, plant and equipment are as follows:

	December 31,
	2019		2018
Land	$		$
Buildings and improvements		—		77
Processing equipment		110		121
Surgical instruments		541		24,070
Office equipment, furniture and fixtures		122		597
Computer equipment and software		16		37
Construction in process		—		57
		789		24,959
Less accumulated depreciation		—		(13,538)
		$789		$11,421